Label	Element	Value
Class A Shares (NERAX), Class C Shares (NERCX), Institutional Class Shares (NERIX) | Neuberger Berman Emerging Markets Debt Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Neuberger Berman Emerging Markets Debt Fund Class A Shares (NERAX), Class C Shares (NERCX), Institutional Class Shares (NERIX)
Objective [Heading]	rr_ObjectiveHeading	GOAL
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks high total return consisting of income and capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
These tables describe the fees and expenses that you may pay if you buy, hold or sell shares of the Fund. Under the Fund’s policies, you may qualify for initial sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Neuberger Berman funds. Certain financial intermediaries have sales charges and/or policies and procedures regarding sales charge waivers applicable to their customers that differ from those described below. More information about these and other discounts is available from your financial intermediary, in “Sales Charge Reductions and Waivers” on page 151 in the Fund’s prospectus, and in Appendix A to the Fund’s prospectus. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Oct. 31, 2028
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 60% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	60.00%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	For Class A shares, a contingent deferred sales charge (“CDSC”) of 1.00% applies on certain redemptions made within 18 months following purchases of $1 million or more made without an initial sales charge. For Class C shares, the CDSC is eliminated one year after purchase.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	Under the Fund’s policies, you may qualify for initial sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Neuberger Berman funds. Certain financial intermediaries have sales charges and/or policies and procedures regarding sales charge waivers applicable to their customers that differ from those described below. More information about these and other discounts is available from your financial intermediary, in “Sales Charge Reductions and Waivers” on page 151 in the Fund’s prospectus, and in Appendix A to the Fund’s prospectus.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The expense example can help you compare costs among mutual funds. The example assumes that you invested $10,000 for the periods shown, that you redeemed all of your shares at the end of those periods, that the Fund earned a hypothetical 5% total return each year, and that the Fund’s expenses were those in the table. For Class A and Institutional Class shares, your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	assuming redemption
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	assuming no redemption
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
To pursue its goal, the Fund normally invests at least 80% of its net assets in debt and other instruments of issuers that are tied economically to emerging market countries and other investments that provide investment exposure to such debt instruments. These include debt instruments of issuers that are based in emerging markets or that receive the majority of revenue from emerging markets, in debt or derivative instruments where the underlying risk or ultimate risk is on such an emerging market issuer, or in debt or derivative instruments where the currency of risk is an emerging market currency. In determining where an issuer of a security is based, the Portfolio Managers may consider such factors as where the company is legally organized, maintains its principal corporate offices and/or conducts its principal operations. The Fund considers emerging market countries to be countries included in the JPMorgan Emerging Markets Bond Index - Global Diversified, the JPMorgan Corporate Emerging Markets Bond Index - Diversified, the JPMorgan Emerging Local Markets Index or the JPMorgan Government Bond Index - Emerging Markets Global Diversified, as well as those countries which are not defined as High Income Organization for Economic Cooperation and Development (OECD) member countries by the World Bank.
The Fund may invest in sovereign, supranational, quasi-sovereign (i.e., securities of issuers that are directly or indirectly wholly-owned by the government or that are explicitly guaranteed by the government) and corporate issuers. These investments may be of any maturity, duration and credit rating (including, without limit, investments in below investment grade securities commonly known as “junk bonds”) and may be denominated in any currency including the local currency of the issuer. The Fund may invest in or continue to hold securities that the Portfolio Managers believe have ratings or other factors that imply an imminent risk of default or that are in default or have defaulted with respect to the payment of interest or repayment of principal, depending on the Portfolio Managers’ evaluation of the investment opportunity. The Fund also may invest a large percentage of its net assets in issuers in a single country or geographic region.
The Portfolio Managers implement a systematic and disciplined framework for analyzing sovereign and corporate debt securities denominated in either local currency or globally traded currencies of industrialized countries. The investment decisions made by the Portfolio Managers rely on fundamental analysis and total return expectations in an effort to identify undervalued and overvalued securities and exploit investment opportunities.
The Portfolio Managers seek to anticipate yield, spread and currency movements in response to:
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Economic conditions;
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Region, country and sector fundamentals;
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Environmental, Social and Governance (ESG) factors; and
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Issuer specific financial performance and other issuer specific factors.
The Portfolio Managers seek to identify investment opportunities in emerging market countries by comparing their analysis of each country’s macroeconomic data and qualitative fundamentals (such as political stability) against market expectations for that country measured by credit spreads, local interest rate levels and exchange rate valuations. The Portfolio Managers invest in individual issuers based on their relative financial performance and other issuer-specific factors as well as the Portfolio Managers’ evaluation of inefficiencies in the markets where the issuer is located that the Portfolio Managers believe result in attractive valuations. As part of their fundamental investment analysis the Portfolio Managers consider Environmental, Social and Governance (ESG) factors they believe are financially material to individual investments, where applicable. While this analysis is inherently subjective and may be informed by internally generated and third-party metrics, data and other information, the Portfolio Managers believe that the consideration of financially material ESG factors, alongside traditional financial metrics, may improve credit analysis, security selection, relative value analysis and enhance the Fund’s overall investment process. The specific ESG factors considered and scope and application of integration may vary depending on the specific investment and/or investment type. The consideration of ESG factors does not apply to certain instruments, such as certain derivative instruments, other registered investment companies, cash and cash equivalents. The consideration of ESG factors as part of the investment process does not mean that the Fund pursues a specific “impact” or “sustainable” investment strategy.
In an effort to manage risk, the Portfolio Managers periodically review the allocation of the Fund’s investments among the different asset classes, countries or regions. They may determine to reallocate the Fund’s investments based on a top-down analysis of the global market environment, the economic environment of emerging markets, and their evaluation of the attractiveness of an asset class. This evaluation includes an analysis of the relative attractiveness of the sub-asset classes of emerging markets sovereign credit, corporate credit, currency exchange and local rates. The Portfolio Managers also monitor the Fund’s performance relative to the indices listed above and the total exposure to individual countries, issuers, and currencies.
The Fund may invest in debt instruments of all types. These may include, without limitation, bonds, debentures, notes, convertible securities, loans and related assignments and participations, restricted securities, and money market instruments, including money market funds, denominated in U.S. dollars or other currencies. The Fund may invest in other investment companies, including exchange-traded funds (“ETFs”), if the investment companies invest principally in the types of investments in which the Fund may invest directly.
The Fund may utilize derivatives of all types, without limitation, including futures and forward contracts (including contracts related to currencies), swap agreements (including total return, interest rate, and credit default swaps), options, and other related or synthetic instruments with respect to individual bonds and other instruments, indices and baskets of securities, interest rates and currencies, and structured notes as part of its principal investment strategies. The Fund may use derivatives for hedging or efficient portfolio management purposes, as well as to increase the Fund’s investment exposure beyond that which it could achieve by investing directly in more conventional securities, a practice that may introduce leverage into the Fund. The Portfolio Managers may choose not to hedge the Fund's positions. The Fund may also invest directly in foreign currencies for hedging risk and/or investment purposes.
In an effort to achieve its goal, the Fund may engage in active and frequent trading.
The Fund normally invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in debt and other instruments of issuers that are tied economically to emerging market countries and other investments that provide investment exposure to such debt instruments. The Fund will not alter this policy without providing shareholders at least 60 days’ notice. This test is applied at the time the Fund invests; later percentage changes caused by a change in Fund assets, market values or company circumstances will not require the Fund to dispose of a holding.

Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart and table provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year, as represented by the performance of the Fund's Institutional Class. The returns in the bar chart do not reflect any applicable sales charges. If sales charges were reflected, returns would be lower than those shown. The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad based market index and additional indices. The broad-based market index is required by regulation. The additional index or indices have characteristics relevant to the Fund’s investment strategy. The indices are described in “Descriptions of Indices” in the prospectus. Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges.
Returns would have been lower if the Manager had not reimbursed certain expenses and/or waived a portion of the investment management fees during certain of the periods shown.
Past performance (before and after taxes) is not a prediction of future results. Visit www.nb.com or call 800-366-6264 for updated performance information.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how the Fund’s performance has varied from year to year, as represented by the performance of the Fund's Institutional Class. The returns in the bar chart do not reflect any applicable sales charges. If sales charges were reflected, returns would be lower than those shown. The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad based market index and additional indices.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-366-6264
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.nb.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not a prediction of future results.
Bar Chart [Heading]	rr_BarChartHeading	YEAR-BY-YEAR % RETURNS AS OF 12/31 EACH YEAR
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The returns in the bar chart do not reflect any applicable sales charges. If sales charges were reflected, returns would be lower than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best quarter:	Q2 2020	13.22%
Worst quarter:	Q1 2020	-16.21%

Performance Table Heading	rr_PerformanceTableHeading	average annual total % returns as of 12/31/24
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Institutional Class shares only and after-tax returns for other classes may vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are shown for Institutional Class shares only and after-tax returns for other classes may vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares.

Average Annual Return, Caption	rr_AverageAnnualReturnCaption	Emerging Markets Debt Fund
Class A Shares (NERAX), Class C Shares (NERCX), Institutional Class Shares (NERIX) | Neuberger Berman Emerging Markets Debt Fund | Risk Lose Money [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.
Class A Shares (NERAX), Class C Shares (NERCX), Institutional Class Shares (NERIX) | Neuberger Berman Emerging Markets Debt Fund | Risk Not Insured Depository Institution [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.
Class A Shares (NERAX), Class C Shares (NERCX), Institutional Class Shares (NERIX) | Neuberger Berman Emerging Markets Debt Fund | All Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Most of the Fund’s performance depends on what happens in the international debt and currency markets and the markets for the debt of any particular countries in which the Fund may be concentrated, the Portfolio Managers' evaluation of those developments, and the success of the Portfolio Managers in implementing the Fund's investment strategies. The Fund’s use of derivative instruments will result in leverage, which amplifies the risks that are associated with these markets. The markets' behavior can be difficult to predict, particularly in the short term. There can be no guarantee that the Fund will achieve its goal. The Fund may take temporary defensive and cash management positions; to the extent it does, it will not be pursuing its principal investment strategies.
The actual risk exposure taken by the Fund in its investment program will vary over time, depending on various factors including the Portfolio Managers' evaluation of issuer, political, regulatory, market, or economic developments. There can be no guarantee that the Portfolio Managers will be successful in their attempts to manage the risk exposure of the Fund or will appropriately evaluate or weigh the multiple factors involved in investment decisions, including issuer, market and/or instrument-specific analysis, valuation and environmental, social and governance factors.
The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.
Each of the following risks, which are described in alphabetical order and not in order of any presumed importance, can significantly affect the Fund’s performance. The relative importance of, or potential exposure as a result of, each of these risks will vary based on market and other investment-specific considerations.

Class A Shares (NERAX), Class C Shares (NERCX), Institutional Class Shares (NERIX) | Neuberger Berman Emerging Markets Debt Fund | Call Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Call Risk. Upon the issuer’s desire to call a security, or under other circumstances where a security is called, which may happen for a number of reasons, such as declining interest rates or changes in credit spreads, the issuer can opt to repay the obligation underlying a “callable security” early. When this occurs, the Fund may have to reinvest the proceeds in an investment offering a lower yield or with a higher risk of default and may not realize the full anticipated benefit from such investment.

Class A Shares (NERAX), Class C Shares (NERCX), Institutional Class Shares (NERIX) | Neuberger Berman Emerging Markets Debt Fund | Risks of Investments in the PRC through Bond Connect Programs [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Risks of Investments in the PRC through Bond Connect Programs. There are significant risks inherent in investing through People's Republic of China (“PRC”) Bond Connect Programs (“Bond Connect”), which, from a non-PRC perspective, allows eligible foreign investors to purchase certain PRC onshore debt securities available from PRC’s interbank bond market. The PRC investment and banking systems are materially different in nature from many developed markets, which exposes investors to risks that are different from those in the U.S. Bond Connect uses the market infrastructure of both Hong Kong and mainland PRC. If either one or both markets involved are closed on a day the Fund is open, the Fund may not be able to add to or exit a position on such a day, which could adversely affect the Fund’s performance. Securities offered through Bond Connect may lose their eligibility for trading through Bond Connect at any time, and if such an event occurs, the Fund could sell, but could no longer purchase, such securities through Bond Connect. Investing through Bond Connect also includes the risk that the Fund may have a limited ability to enforce rights as a bondholder as well as the risks of settlement delays and counterparty default related to the sub-custodian. Securities purchased through Bond Connect generally may not be sold, purchased, or otherwise transferred other than through Bond Connect in accordance with applicable rules.
Further regulations, restrictions, interpretation or guidance, such as limitations on redemptions and availability of securities, may adversely impact Bond Connect. There can be no assurance that Bond Connect will not be restricted, suspended, or abolished.
With respect to tax treatment, investments via Bond Connect could result in unexpected tax liabilities for a Fund, and there is also some uncertainty around the tax treatment of payments such as interest payable to U.S. investors. Although the PRC government announced that interest income received by eligible foreign investors in the PRC financial instruments held by them through Bond Connect would be exempt from enterprise income tax and value-added tax until December 31, 2025, it is currently unknown if the PRC government will extend the exemption beyond December 31, 2025. Although it is currently anticipated that such an extension is likely to occur, if an extension did not occur, it could result in tax liabilities for a Fund.

Class A Shares (NERAX), Class C Shares (NERCX), Institutional Class Shares (NERIX) | Neuberger Berman Emerging Markets Debt Fund | Convertible Securities Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Convertible Securities Risk. The value of a convertible security, which is a form of hybrid security (i.e., a security with both debt and equity characteristics), typically increases or decreases with the price of the underlying common stock. In general, a convertible security is subject to the market risks of stocks when the underlying stock’s price is high relative to the conversion price and is subject to the market risks of debt securities when the underlying stock’s price is low relative to the conversion price. The general market risks of debt securities that are common to convertible securities include, but are not limited to, interest rate risk and credit risk. Many convertible securities have credit ratings that are below investment grade and are subject to the same risks as an investment in lower-rated debt securities (commonly known as “junk bonds”). To the extent the Fund invests in convertible securities issued by small- or mid-cap companies, it will be subject to the risks of investing in such companies. The securities of small- and mid-cap companies may fluctuate more widely in price than the market as a whole and there may also be less trading in small- or mid-cap securities.

Class A Shares (NERAX), Class C Shares (NERCX), Institutional Class Shares (NERIX) | Neuberger Berman Emerging Markets Debt Fund | Credit Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Credit Risk. Credit risk is the risk that issuers, guarantors, or insurers may fail, or become less able or unwilling, to pay interest and/or principal when due. Changes in the actual or perceived creditworthiness of an issuer or a downgrade or default affecting any of the Fund’s securities could affect the Fund’s performance by affecting the credit quality or value of the Fund’s securities. Generally, the longer the maturity and the lower the credit quality of a security, the more sensitive it is to credit risk.

Class A Shares (NERAX), Class C Shares (NERCX), Institutional Class Shares (NERIX) | Neuberger Berman Emerging Markets Debt Fund | Currency Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Currency Risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar. To the extent that the Fund is exposed directly or indirectly to foreign currencies, including through its investments, or invests in securities or other instruments denominated in or indexed to foreign currencies, changes in currency exchange rates could adversely impact investment gains or add to investment losses. Currency exchange rates may fluctuate significantly over short periods of time and can be affected unpredictably by various factors, including investor perception and changes in interest rates; intervention, or failure to intervene, by U.S. or foreign governments, central banks, or supranational entities; or by currency controls or political developments in the U.S. or abroad.

Class A Shares (NERAX), Class C Shares (NERCX), Institutional Class Shares (NERIX) | Neuberger Berman Emerging Markets Debt Fund | Derivatives Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Derivatives Risk. Use of derivatives is a highly specialized activity that can involve investment techniques, analysis and risks different from, and in some respects greater than, those associated with investing in more traditional investments, such as stocks and bonds. Derivatives can be highly complex and highly volatile and may perform in unanticipated ways. Derivatives can create leverage, and the Fund could lose more than the amount it invests; some derivatives can have the potential for unlimited losses. Derivatives may at times be highly illiquid, and the Fund may not be able to close out or sell a derivative at a particular time or at an anticipated price. Derivatives can be difficult to value and valuation may be more difficult in times of market turmoil. The value of a derivative instrument depends largely on (and is derived from) the value of the reference instrument underlying the derivative. There may be imperfect correlation between the behavior of a derivative and that of the reference instrument underlying the derivative. An abrupt change in the price of a reference instrument could render a derivative worthless. Derivatives may involve risks different from, and possibly greater than, the risks associated with investing directly in the reference instrument. Suitable derivatives may not be available in all circumstances, and there can be no assurance that the Fund will use derivatives to reduce exposure to other risks when that might have been beneficial. Derivatives involve counterparty risk, which is the risk that the other party to the derivative will fail to make required payments or otherwise comply with the terms of the derivative. That risk is generally thought to be greater with over-the-counter (OTC) derivatives than with derivatives that are exchange traded or centrally cleared. When the Fund uses derivatives, it will likely be required to provide margin or collateral; these practices are intended to satisfy contractual undertakings and regulatory requirements and will not prevent the Fund from incurring losses on derivatives. The need to provide margin or collateral could limit the Fund's ability to pursue other opportunities as they arise. Ongoing changes to regulation of the derivatives markets and actual and potential changes in the regulation of funds using derivative instruments could limit the Fund’s ability to pursue its investment strategies. New regulation of derivatives may make them more costly, or may otherwise adversely affect their liquidity, value or performance.
Additional risks associated with certain types of derivatives are discussed below:
Forward Contracts. There are no limitations on daily price movements of forward contracts. Changes in foreign exchange regulations by governmental authorities might limit the trading of forward contracts on currencies.
Futures. Futures contracts are subject to the risk that an exchange may impose price fluctuation limits, which may make it difficult or impossible for a fund to close out a position when desired. In the absence of such limits, the liquidity of the futures market depends on participants entering into offsetting transactions rather than taking or making delivery. To the extent a Fund enters into futures contracts requiring physical delivery (e.g., certain commodities contracts), the inability of the Fund to take or make physical delivery can negatively impact performance.
Options. The use of options involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. If a strategy is applied at an inappropriate time or market conditions or trends are judged incorrectly, the use of options may lower the Fund’s return. There can be no guarantee that the use of options will increase the Fund’s return or income. In addition, there may be an imperfect correlation between the movement in prices of options and the securities underlying them and there may at times not be a liquid secondary market for various options. An abrupt change in the price of an underlying security could render an option worthless. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, or in interest or currency exchange rates, including the anticipated volatility of the underlying instrument (known as implied volatility), which in turn are affected by the performance of the issuer of the underlying instrument, by fiscal and monetary policies and by national and international political and economic events. As such, prior to the exercise or expiration of the option, the Fund is exposed to implied volatility risk, meaning the value, as based on implied volatility, of an option may increase due to market and economic conditions or views based on the sector or industry in which issuers of the underlying instrument participate, including company-specific factors. By writing put options, the Fund takes on the risk of declines in the value of the underlying instrument, including the possibility of a loss up to the entire strike price of each option it sells, but without the corresponding opportunity to benefit from potential increases in the value of the underlying instrument. When the Fund writes a put option, it assumes the risk that it must purchase the underlying instrument at a strike price that may be higher than the market price of the instrument. If there is a broad market decline and the Fund is not able to close out its written put options, it may result in substantial losses to the Fund. By writing a call option, the Fund may be obligated to deliver instruments underlying an option at less than the market price. When the Fund writes a covered call option, it gives up the opportunity to profit from a price increase in the underlying instrument above the strike price. If a covered call option that the Fund has written is exercised, the Fund will experience a gain or loss from the sale of the underlying instrument, depending on the price at which the Fund purchased the instrument and the strike price of the option. The Fund will receive a premium from writing options, but the premium received may not be sufficient to offset any losses sustained from exercised options. In the case of a covered call, the premium received may be offset by a decline in the market value of the underlying instrument during the option period. If an option that the Fund has purchased is never exercised or closed out, the Fund will lose the amount of the premium it paid and the use of those funds.
Swaps. The risk of loss with respect to swaps generally is limited to the net amount of payments that the Fund is contractually obligated to make or, in the case of the other party to a swap defaulting, the net amount of payments that the Fund is contractually entitled to receive. If the Fund sells a credit default swap, however, the risk of loss may be the entire notional amount of the swap.
Some swaps are now executed through an organized exchange or regulated facility and cleared through a regulated clearing organization. The absence of an organized exchange or market for swap transactions may result in difficulties in trading and valuation, especially in the event of market disruptions. The use of an organized exchange or market for swap transactions is expected to result in swaps being easier to trade or value, but this may not always be the case.

Class A Shares (NERAX), Class C Shares (NERCX), Institutional Class Shares (NERIX) | Neuberger Berman Emerging Markets Debt Fund | Foreign and Emerging Market Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Foreign and Emerging Market Risk. Foreign securities, including those issued by foreign governments, involve risks in addition to those associated with comparable U.S. securities. Additional risks include exposure to less developed or less efficient trading markets; social, political, diplomatic, or economic instability; trade barriers and other protectionist trade policies (including those of the U.S.); imposition of economic sanctions against a particular country or countries, organizations, companies, entities and/or individuals; significant government involvement in an economy and/or market structure; fluctuations in foreign currencies or currency redenomination; potential for default on sovereign debt; nationalization or expropriation of assets; settlement, custodial or other operational risks; higher transaction costs; confiscatory withholding or other taxes; and less stringent auditing and accounting, corporate disclosure, governance, and legal standards. As a result, foreign securities may fluctuate more widely in price, and may also be less liquid, than comparable U.S. securities. Regardless of where a company is organized or its stock is traded, its performance may be affected significantly by events in regions from which it derives its profits or in which it conducts significant operations.
Investing in emerging market countries involves risks in addition to and greater than those generally associated with investing in more developed foreign countries. The governments of emerging market countries may be more unstable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, intervene in the financial markets, and/or impose burdensome taxes that could adversely affect security prices. To the extent a foreign security is denominated in U.S. dollars, there is also the risk that a foreign government will not let U.S. dollar-denominated assets leave the country. In addition, the economies of emerging market countries may be dependent on relatively few industries that are more susceptible to local and global changes. Emerging market countries may also have less developed legal and accounting systems, and their legal systems may deal with issuer bankruptcies and defaults differently than U.S. law would. Securities markets in emerging market countries are also relatively small and have substantially lower trading volumes. Securities of issuers in emerging market countries may be more volatile and less liquid than securities of issuers in foreign countries with more developed economies or markets and the situation may require that the Fund fair value its holdings in those countries.
Securities of issuers traded on foreign exchanges may be suspended, either by the issuers themselves, by an exchange, or by governmental authorities. The likelihood of such suspensions may be higher for securities of issuers in emerging or less-developed market countries than in countries with more developed markets. Trading suspensions may be applied from time to time to the securities of individual issuers for reasons specific to that issuer, or may be applied broadly by exchanges or governmental authorities in response to market events. Suspensions may last for significant periods of time, during which trading in the securities and in instruments that reference the securities, such as derivative instruments, may be halted. In the event that the Fund holds material positions in such suspended securities or instruments, the Fund’s ability to liquidate its positions or provide liquidity to investors may be compromised and the Fund could incur significant losses.
From time to time, based on market or economic conditions, the Fund may invest a significant portion of its assets in one country or geographic region. If the Fund does so, there is a greater risk that economic, political, regulatory, diplomatic, social and environmental conditions in that particular country or geographic region may have a significant impact on the Fund’s performance and that the Fund’s performance will be more volatile than the performance of more geographically diversified funds.

Class A Shares (NERAX), Class C Shares (NERCX), Institutional Class Shares (NERIX) | Neuberger Berman Emerging Markets Debt Fund | Frontier Markets Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Frontier Markets Risk. Frontier markets, which are foreign countries in the earliest stages of development, involve risks in addition to and greater than foreign and emerging markets. Investing in frontier markets involves unique risks, such as exposure to economies less diverse and mature than those of more developed foreign markets. Frontier markets are subject to economic, political, and socioeconomic instability that may cause larger price movements in frontier market securities than in securities of issuers based in more developed foreign markets, including securities of issuers in emerging markets. Frontier markets generally receive less investor attention than more developed markets, including those in emerging markets, and may have a high concentration of market capitalization and trading volume in a small number of companies representing a limited number of industries. Frontier market securities are subject to extreme volatility and extended periods of illiquidity. In addition, the currencies of frontier market countries may exhibit erratic movements.

Class A Shares (NERAX), Class C Shares (NERCX), Institutional Class Shares (NERIX) | Neuberger Berman Emerging Markets Debt Fund | High Portfolio Turnover Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
High Portfolio Turnover Risk. The Fund may engage in active and frequent trading and may have a high portfolio turnover rate, which may increase the Fund’s transaction costs, may adversely affect the Fund’s performance and may generate a greater amount of capital gain distributions to shareholders than if the Fund had a low portfolio turnover rate.

Class A Shares (NERAX), Class C Shares (NERCX), Institutional Class Shares (NERIX) | Neuberger Berman Emerging Markets Debt Fund | Interest Rate Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Interest Rate Risk. The Fund’s yield and share price will fluctuate in response to changes in interest rates. In general, the value of investments with interest rate risk, such as debt securities, will move in the direction opposite to movements in interest rates. If interest rates rise, the value of such securities may decline. Typically, the longer the maturity or duration of a debt security, the greater the effect a change in interest rates could have on the security’s price. Thus, the sensitivity of the Fund’s debt securities to interest rate risk will increase with any increase in the duration of those securities.

Class A Shares (NERAX), Class C Shares (NERCX), Institutional Class Shares (NERIX) | Neuberger Berman Emerging Markets Debt Fund | Issuer-Specific Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Issuer-Specific Risk. An individual security may be more volatile, and may perform differently, than the market as a whole.
Class A Shares (NERAX), Class C Shares (NERCX), Institutional Class Shares (NERIX) | Neuberger Berman Emerging Markets Debt Fund | Leverage Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Leverage Risk. Leverage amplifies changes in the Fund’s net asset value and may make the Fund more volatile. Derivatives may create leverage and can result in losses to the Fund that exceed the amount originally invested and may accelerate the rate of losses or magnify the risks of other portfolio investments. There can be no assurance that the Fund’s use of any leverage will be successful and the Fund may need to dispose of some of its holdings at unfavorable times or prices. The Fund’s investment exposure can exceed its net assets, sometimes by a significant amount.

Class A Shares (NERAX), Class C Shares (NERCX), Institutional Class Shares (NERIX) | Neuberger Berman Emerging Markets Debt Fund | Liquidity Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Liquidity Risk. From time to time, the trading market for a particular investment in which the Fund invests, or a particular type of instrument in which the Fund is invested, may become less liquid or even illiquid. Illiquid investments frequently can be more difficult to purchase or sell at an advantageous price or time, and there is a greater risk that the investments may not be sold for the price at which the Fund is carrying them. Certain investments that were liquid when the Fund purchased them may become illiquid, sometimes abruptly. Additionally, market closures due to holidays or other factors may render a security or group of securities (e.g., securities tied to a particular country or geographic region) illiquid for a period of time. An inability to sell a portfolio position can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities. Market prices for such securities or other investments may be volatile. During periods of substantial market volatility, an investment or even an entire market segment may become illiquid, sometimes abruptly, which can adversely affect the Fund’s ability to limit losses.
Unexpected episodes of illiquidity, including due to market or political factors, instrument or issuer-specific factors and/or unanticipated outflows or other factors, may limit the Fund’s ability to pay redemption proceeds within the allowable time period. To meet redemption requests during periods of illiquidity, the Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions.

Class A Shares (NERAX), Class C Shares (NERCX), Institutional Class Shares (NERIX) | Neuberger Berman Emerging Markets Debt Fund | Loan Interests Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Loan Interests Risk. Loan interests generally are subject to restrictions on transfer, and the Fund may be unable to sell its loan interests at a time when it may otherwise be desirable to do so or may be able to sell them promptly only at prices that are less than what the Fund regards as their fair market value. Accordingly, loan interests may at times be illiquid and difficult to value. Unlike the securities markets, there is no central clearinghouse for loan trades, and the loan market has not established uniform settlement standards and loan interests may have extended settlement periods (the settlement cycle for many bank loans exceeds 7 days). Extended settlement periods may result in cash not being immediately available to the Fund. As a result, during periods of unusually heavy redemptions, the Fund may have to sell other investments or borrow money to meet its obligations. A significant portion of floating rate loans may be “covenant lite” loans that may contain fewer or less restrictive constraints on the borrower and/or may contain other characteristics that would be favorable to the borrower, limiting the ability of lenders to take legal action to protect their interests in certain situations. Interests in loans made to finance highly leveraged companies or to finance corporate acquisitions or other transactions may be especially vulnerable to adverse changes in economic or market conditions. Interests in secured loans have the benefit of collateral and, typically, of restrictive covenants limiting the ability of the borrower to further encumber its assets. There is a risk that the value of any collateral securing a loan in which the Fund has an interest may decline and that the collateral may not be sufficient to cover the amount owed on the loan. In the event the borrower defaults, the Fund’s access to the collateral may be limited or delayed by bankruptcy or other insolvency laws. Further, in the event of a default, second or lower lien secured loans, and unsecured loans, will generally be paid only if the value of the collateral exceeds the amount of the borrower’s obligations to the senior secured lenders, and the remaining collateral may not be sufficient to cover the full amount owed on the loan in which the Fund has an interest. Further, there is a risk that a court could take action with respect to a loan that is adverse to the holders of the loan and the Fund may need to retain legal counsel to enforce its rights in any resulting event of default, bankruptcy, or similar situation. Interests in loans expose the Fund to the credit risk of the underlying borrower and may expose the Fund to the credit risk of the lender.
The Fund may acquire a loan interest by direct investment as a lender, by obtaining an assignment of all or a portion of the interests in a particular loan that are held by an original lender or a prior assignee or by participation in a loan interest that is held by another party. As an assignee, the Fund normally will succeed to all rights and obligations of its assignor with respect to the portion of the loan that is being assigned. However, the rights and obligations acquired by the purchaser of a loan assignment may differ from, and be more limited than, those held by the original lenders or the assignor. When the Fund’s loan interest is a participation, the Fund may have less control over the exercise of remedies than the party selling the participation interest, and the Fund normally would not have any direct rights against the borrower. It is possible that the Fund could be held liable, or may be called upon to fulfill other obligations, with respect to loans in which it receives an assignment in whole or in part, or in which it owns a participation. The potential for such liability is greater for an assignee than for a participant.

Class A Shares (NERAX), Class C Shares (NERCX), Institutional Class Shares (NERIX) | Neuberger Berman Emerging Markets Debt Fund | Lower-Rated Debt Securities Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Lower-Rated Debt Securities Risk. Lower-rated debt securities (commonly known as “junk bonds”) and unrated debt securities determined to be of comparable quality involve greater risks than investment grade debt securities. Such securities may fluctuate more widely in price and yield and may fall in price, sometimes abruptly, due to changes in interest rates, market activity, economic conditions, such as when economic conditions are deteriorating or are expected to deteriorate, or other factors. These securities may be less liquid, may require a greater degree of judgment to establish a price and may be difficult to sell at the time and price the Fund desires. Lower-rated debt securities are considered by the major rating agencies to be predominantly speculative with respect to the issuer’s continuing ability to pay principal and interest and carry a greater risk that the issuer of such securities will default in the timely payment of principal and interest. Issuers of securities that are in default or have defaulted may fail to resume principal or interest payments, in which case the Fund may lose its entire investment. The creditworthiness of issuers of these securities may be more complex to analyze than that of issuers of investment grade debt securities, and the overreliance on credit ratings may present additional risks.

Class A Shares (NERAX), Class C Shares (NERCX), Institutional Class Shares (NERIX) | Neuberger Berman Emerging Markets Debt Fund | Market Volatility Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Market Volatility Risk. Markets may be volatile and values of individual securities and other investments, including those of a particular type, may decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. Geopolitical and other risks, including environmental and public health risks may add to instability in world economies and markets generally. Changes in value may be temporary or may last for extended periods. If the Fund sells a portfolio position before it reaches its market peak, it may miss out on opportunities for better performance.

Class A Shares (NERAX), Class C Shares (NERCX), Institutional Class Shares (NERIX) | Neuberger Berman Emerging Markets Debt Fund | Other Investment Company Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Other Investment Company Risk. To the extent the Fund invests in other investment companies, including money market funds and exchange-traded funds (ETFs), its performance will be affected by the performance of those other investment companies. Investments in other investment companies are subject to the risks of the other investment companies’ investments, as well as to the other investment companies’ expenses.
An ETF may trade in the secondary market at a price below the value of its underlying portfolio, may not be liquid and may be halted by the listing exchange. An actively managed ETF’s performance will reflect its adviser’s ability to make investment decisions that are suited to achieving the ETF’s investment objectives. A passively managed ETF may not replicate the performance of the index it intends to track.

Class A Shares (NERAX), Class C Shares (NERCX), Institutional Class Shares (NERIX) | Neuberger Berman Emerging Markets Debt Fund | Prepayment and Extension Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Prepayment and Extension Risk. The Fund’s performance could be affected if borrowers pay back principal on certain debt securities before (prepayment) or after (extension) the market anticipates such payments, shortening or lengthening their duration. Due to a decline in interest rates or an excess in cash flow into the issuer, a debt security might be called or otherwise converted, prepaid or redeemed before maturity. As a result of prepayment, the Fund may have to reinvest the proceeds in an investment offering a lower yield, may not benefit from any increase in value that might otherwise result from declining interest rates, and may lose any premium it paid to acquire the security. Conversely, rising market interest rates generally result in slower payoffs or extension, which effectively increases the duration of certain debt securities, heightening interest rate risk and increasing the magnitude of any resulting price declines.

Class A Shares (NERAX), Class C Shares (NERCX), Institutional Class Shares (NERIX) | Neuberger Berman Emerging Markets Debt Fund | Private Placements and Other Restricted Securities Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Private Placements and Other Restricted Securities Risk. Private placements and other restricted securities, including securities for which Fund management has material non-public information, are securities that are subject to legal and/or contractual restrictions on their sales. These securities may not be sold to the public unless certain conditions are met, which may include registration under the applicable securities laws. As a result of the absence of a public trading market, the prices of these securities may be more difficult to determine than publicly traded securities and these securities may involve heightened risk as compared to investments in securities of publicly traded companies. Private placements and other restricted securities may be illiquid, and it frequently can be difficult to sell them at a time when it may otherwise be desirable to do so or the Fund may be able to sell them only at prices that are less than what the Fund regards as their fair market value. Transaction costs may be higher for these securities. In addition, the Fund may get only limited information about the issuer of a private placement or other restricted security.

Class A Shares (NERAX), Class C Shares (NERCX), Institutional Class Shares (NERIX) | Neuberger Berman Emerging Markets Debt Fund | Recent Market Conditions [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Recent Market Conditions. Both U.S. and international markets have experienced significant volatility in recent years. As a result of such volatility, investment returns may fluctuate significantly. National economies are substantially interconnected, as are global financial markets, which creates the possibility that conditions in one country or region might adversely impact issuers in a different country or region. However, the interconnectedness of economies and/or markets may be diminishing or changing, which may impact such economies and markets in ways that cannot be foreseen at this time.
Some countries, including the U.S., have adopted more protectionist trade policies, which is a trend that appears to be continuing globally. Slowing global economic growth, the rise in protectionist trade policies, inflationary pressures, changes to some major international trade agreements, risks associated with the trade agreement between countries and regions, including the U.S. and other foreign nations, political or economic dysfunction within some countries or regions, including the U.S., and dramatic changes in commodity and currency prices could affect the economies of many nations in ways that cannot necessarily be foreseen at the present time. In addition, if the U.S. dollar continues to be strong, it may decrease foreign demand for U.S. assets, which could have a negative impact on certain issuers and/or industries.
Although interest rates were unusually low in recent years in the U.S. and abroad, in 2022, the Federal Reserve and certain foreign central banks raised interest rates as part of their efforts to address rising inflation. The Federal Reserve and certain foreign central banks have started to lower interest rates, though economic or other factors, such as inflation, could stop such changes. It is difficult to accurately predict the pace at which interest rates might change, the timing, frequency or magnitude of any such changes in interest rates, or when such changes might stop or again reverse course. Additionally, various economic and political factors could cause the Federal Reserve or other foreign central banks to change their approach in the future and such actions may result in an economic slowdown both in the U.S. and abroad. Unexpected changes in interest rates could lead to significant market volatility or reduce liquidity in certain sectors of the market. Deteriorating economic fundamentals may, in turn, increase the risk of default or insolvency of particular issuers, negatively impact market value, cause credit spreads to widen, and reduce bank balance sheets. Any of these could cause an increase in market volatility, reduce liquidity across various markets or decrease confidence in the markets.
Regulators in the U.S. have adopted a number of changes to regulations involving the markets and issuers, some of which apply to the Fund. The full effect of various newly adopted regulations is not currently known. Due to the scope of regulations being adopted, certain of these changes to regulation could limit the Fund’s ability to pursue its investment strategies or make certain investments, may make it more costly for it to operate, or adversely impact performance. Additionally, it is possible that recently adopted regulations could be further revised or rescinded, which creates material uncertainty on their impact to the Fund.
Advancements in technology, including advanced development and increased regulation of artificial intelligence, may adversely impact market movements and liquidity. As artificial intelligence is used more widely, the profitability and growth of certain issuers and industries may be negatively impacted in ways that cannot be foreseen and could adversely impact its performance.
Tensions, war, or open conflict between nations, such as between Russia and Ukraine, in the Middle East, or in eastern Asia could affect the economies of many nations, including the United States. The duration of ongoing hostilities and any sanctions and related events cannot be predicted. Those events present material uncertainty and risk with respect to markets globally and the performance of the Fund and its investments or operations could be negatively impacted.
High public debt in the U.S. and other countries creates ongoing systemic and market risks and policymaking uncertainty. There is no assurance that the U.S. Congress will act to raise the nation’s debt ceiling; a failure to do so could cause market turmoil and substantial investment risks that cannot now be fully predicted. Unexpected political, regulatory and diplomatic events within the U.S. and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy.
Global climate change can have potential effects on property and security values. Certain issuers, industries and regions may be adversely affected by the impact of climate change in ways that cannot be foreseen. The impact of legislation, regulation and international accords related to climate change, including any direct or indirect consequences that may not be foreseen, may negatively impact certain issuers, industries and regions.

Class A Shares (NERAX), Class C Shares (NERCX), Institutional Class Shares (NERIX) | Neuberger Berman Emerging Markets Debt Fund | Redemption Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Redemption Risk. The Fund may experience periods of large or frequent redemptions that could cause the Fund to sell assets at inopportune times, which could have a negative impact on the Fund’s overall liquidity, or at a loss or depressed value. Redemption risk is greater to the extent that one or more investors or intermediaries control a large percentage of investments in the Fund and the risk is heightened during periods of declining or illiquid markets. Large redemptions could hurt the Fund’s performance, increase transaction costs, and create adverse tax consequences. A general rise in interest rates has the potential to cause investors to move out of fixed income securities on a large scale, which may increase redemptions from open-end funds that hold large amounts of fixed income securities; such a move, coupled with a reduction in the ability or willingness of dealers and other institutional investors to buy or hold fixed income securities, may result in decreased liquidity and increased volatility in the fixed income markets.

Class A Shares (NERAX), Class C Shares (NERCX), Institutional Class Shares (NERIX) | Neuberger Berman Emerging Markets Debt Fund | Sector Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Sector Risk. From time to time, based on market or economic conditions, the Fund may have significant positions in one or more sectors of the market. To the extent the Fund invests more heavily in particular sectors, its performance will be especially sensitive to developments that significantly affect those sectors. Individual sectors or sub-sectors may be more volatile, and may perform differently, than the broader market. The industries that constitute a sector may all react in the same way to economic, political or regulatory events.

Class A Shares (NERAX), Class C Shares (NERCX), Institutional Class Shares (NERIX) | Neuberger Berman Emerging Markets Debt Fund | Sovereign and Supranational Entities Debt Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Sovereign and Supranational Entities Debt Risk. Sovereign debt securities are subject to the risk that a governmental entity may delay or refuse to pay interest or principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the size of the governmental entity’s debt position in relation to the economy, its policy toward international lenders or the failure to put in place economic reforms required by multilateral agencies. If a governmental entity defaults, it may ask for more time in which to pay or for further loans. There may be no legal process for collecting sovereign debt that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected. Sovereign debt risk is increased for emerging market issuers.
The Fund may also invest in obligations issued or guaranteed by supranational entities, such as the World Bank. Supranational entities have no taxing authority and are dependent on their members for payments of interest and principal. If one or more members of a supranational entity fails to make necessary contributions, such entity may be unable to pay interest or repay principal on its debt securities. Political changes in principal donor nations may unexpectedly disrupt the finances of supranational entities.

Class A Shares (NERAX), Class C Shares (NERCX), Institutional Class Shares (NERIX) | Neuberger Berman Emerging Markets Debt Fund | Structured Note Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Structured Note Risk. Structured notes are notes where the principal and/or interest is determined by reference to the performance of a specific asset, benchmark asset, financial instrument, market or interest rate. Generally, investments in such notes are used as a substitute for positions in underlying indicators and involve many of the same risks associated with a direct investment in the underlying indicator the notes seek to replicate. Structured notes may be exchange traded or traded over-the-counter and privately negotiated. Structured notes can have risks of both fixed income securities and derivatives transactions, including leverage risk. The interest and/or principal payments that may be made on a structured note may vary widely, depending on a variety of factors, including changes in the value of one or more specified reference instruments. The performance of structured notes will not replicate exactly the performance of the underlying indicator that the notes seek to replicate due to transaction costs and other expenses. Structured notes are subject to counterparty risk, which is the risk that the issuer of the structured note will not fulfill its contractual obligation to complete the transaction with the Fund. Investments in structured notes, including credit-linked notes, involve risks including interest rate risk, credit risk, liquidity risk and market risk. Structured notes may be illiquid and may have a limited trading market, making it difficult to value them or sell them at an acceptable price.

Class A Shares (NERAX), Class C Shares (NERCX), Institutional Class Shares (NERIX) | Neuberger Berman Emerging Markets Debt Fund | Variable and Floating Rate Instruments Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Variable and Floating Rate Instruments Risk. The market prices of instruments with variable and floating interest rates are generally less sensitive to interest rate changes than are the market prices of instruments with fixed interest rates. Variable and floating rate instruments may decline in value if market interest rates or interest rates paid by such instruments do not move as expected. Certain types of floating rate instruments, such as interests in bank loans, may be subject to greater liquidity risk than other debt securities, may have restrictions on resale and may lack an active market.

Class A Shares (NERAX), Class C Shares (NERCX), Institutional Class Shares (NERIX) | Neuberger Berman Emerging Markets Debt Fund | Risk of Increase in Expenses [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Risk of Increase in Expenses. A decline in the Fund’s average net assets during the current fiscal year due to market volatility or other factors could cause the Fund’s expenses for the current fiscal year to be higher than the expense information presented in “Fees and Expenses.”

Class A Shares (NERAX), Class C Shares (NERCX), Institutional Class Shares (NERIX) | Neuberger Berman Emerging Markets Debt Fund | Operational and Cybersecurity Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Operational and Cybersecurity Risk. The Fund and its service providers, and your ability to transact with the Fund, may be negatively impacted due to operational matters arising from, among other problems, human errors, processing and communications errors, counterparty and third-party disruptions or errors, systems and technology disruptions or failures, or cybersecurity incidents. Cybersecurity incidents may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause the Fund or its service providers, as well as the securities trading venues and their service providers, to suffer data corruption or lose operational functionality, including those related to critical functions. Cybersecurity incidents can result from deliberate attacks or unintentional events. It is not possible for the Manager or the other Fund service providers to identify all of the cybersecurity or other operational risks that may affect the Fund or to develop processes and controls to completely eliminate or mitigate their occurrence or effects. Most issuers in which the Fund invests are heavily dependent on computers for data storage and operations, and require ready access to the internet to conduct their business. Thus, cybersecurity incidents could also affect issuers of securities in which the Fund invests, leading to significant loss of value.
Artificial Intelligence. The Fund and its service providers, including its adviser, may utilize artificial intelligence (“AI”) technologies, including machine learning models and generative AI, to improve operational efficiency and in connection with research. In addition, counterparties used by the Fund may utilize AI in their business activities. The Fund and its adviser are not in a position to control the use of AI in third-party products or services. The use of AI introduces numerous potential challenges and the use of AI can lead to reputational damage, legal liabilities, and competitive disadvantages, as well as negatively impact business operations, which may occur with or without mismanagement in the use of the AI. AI requires the collection and processing of substantial amounts of data, which poses risks of data inaccuracies, incompleteness, and inherent biases, and which can degrade the technology's effectiveness and reliability. Such data can include proprietary information, the use of which by AI may be unauthorized and subject to potential liability. Rapid technological advancements further complicate risk predictions, and competitors who adopt AI more swiftly may gain a competitive edge. The complexity and opacity of AI systems raise significant accountability and ethical concerns. AI has enhanced the ability of threat actors to amplify the potency, scale, and speed of cybersecurity attacks. AI's role in increasing automation raises concerns about job displacement and may lead to economic and social disruptions. The unpredictable nature of AI's impact on market dynamics complicates traditional risk assessment models, making it challenging to identify risks and opportunities using historical data. Regulatory frameworks governing AI's use, particularly concerning data privacy and protection, are evolving rapidly. These changes could materially alter how AI is used, which may negatively impact the Fund.

Class A Shares (NERAX), Class C Shares (NERCX), Institutional Class Shares (NERIX) | Neuberger Berman Emerging Markets Debt Fund | Risk Management [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Risk Management. Risk is an essential part of investing. No risk management program can eliminate the Fund’s exposure to adverse events; at best, it may only reduce the possibility that the Fund will be affected by such events, and especially those risks that are not intrinsic to the Fund’s investment program. The Fund could experience losses if judgments about risk prove to be incorrect.

Class A Shares (NERAX), Class C Shares (NERCX), Institutional Class Shares (NERIX) | Neuberger Berman Emerging Markets Debt Fund | Valuation Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Valuation Risk. The Fund may not be able to sell an investment at the price at which the Fund has valued the investment. Such differences could be significant, particularly for illiquid securities and securities that trade in relatively thin markets and/or markets that experience extreme volatility. If market or other conditions make it difficult to value an investment, the Fund may be required to value such investments using more subjective methods, known as fair value methodologies. Using fair value methodologies to price investments may result in a value that is different from an investment’s most recent price and from the prices used by other funds to calculate their NAVs. The Fund uses pricing services to provide values for certain securities and there is no assurance that the Fund will be able to sell an investment at the price established by such pricing services. The Fund’s ability to value its investments in an accurate and timely manner may be impacted by technological issues and/or errors by third party service providers, such as pricing services or accounting agents.

Class A Shares (NERAX), Class C Shares (NERCX), Institutional Class Shares (NERIX) | Neuberger Berman Emerging Markets Debt Fund | J.P. Morgan Emerging Market Blend Hard Currency / Local Currency 50-50 Index* (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Label	rr_AverageAnnualReturnLabel	J.P. Morgan Emerging Market Blend Hard Currency / Local Currency 50-50 Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	2.28%	[1]
5 Years	rr_AverageAnnualReturnYear05	(0.32%)	[1]
10 Years	rr_AverageAnnualReturnYear10	2.06%	[1]
Class A Shares (NERAX), Class C Shares (NERCX), Institutional Class Shares (NERIX) | Neuberger Berman Emerging Markets Debt Fund | 50% J.P. Morgan Government Bond Index (GBI)—Emerging Markets Global Diversified, 25% J.P. Morgan Emerging Markets Bond Index (EMBI)—Global Diversified, and 25% J.P. Morgan Corporate Emerging Markets Bond Index (CEMBI)—Diversified (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Label	rr_AverageAnnualReturnLabel	50% J.P. Morgan Government Bond Index (GBI)—Emerging Markets Global Diversified, 25% J.P. Morgan Emerging Markets Bond Index (EMBI®)—Global Diversified, and 25% J.P. Morgan Corporate Emerging Markets Bond Index (CEMBI)—Diversified (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	2.21%
5 Years	rr_AverageAnnualReturnYear05	(0.41%)
10 Years	rr_AverageAnnualReturnYear10	2.04%
Class A Shares (NERAX), Class C Shares (NERCX), Institutional Class Shares (NERIX) | Neuberger Berman Emerging Markets Debt Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum initial sales charge on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.25%
Maximum contingent deferred sales charge (as a % of the lower of original purchase price or current market value)	rr_MaximumDeferredSalesChargeOverOther	none	[2]
Management fees	rr_ManagementFeesOverAssets	0.82%
Distribution and/or shareholder service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.38%
Total annual operating expenses	rr_ExpensesOverAssets	1.45%
Fee waivers and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.29%
Total annual operating expenses after fee waivers and/or expense reimbursement	rr_NetExpensesOverAssets	1.16%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 538
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	778
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,100
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,010
Label	rr_AverageAnnualReturnLabel	Class A Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(1.97%)
5 Years	rr_AverageAnnualReturnYear05	(1.57%)
10 Years	rr_AverageAnnualReturnYear10	1.14%
Class A Shares (NERAX), Class C Shares (NERCX), Institutional Class Shares (NERIX) | Neuberger Berman Emerging Markets Debt Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum initial sales charge on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (as a % of the lower of original purchase price or current market value)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[2]
Management fees	rr_ManagementFeesOverAssets	0.82%
Distribution and/or shareholder service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.33%
Total annual operating expenses	rr_ExpensesOverAssets	2.15%
Fee waivers and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.24%
Total annual operating expenses after fee waivers and/or expense reimbursement	rr_NetExpensesOverAssets	1.91%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 294
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	600
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,085
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,422
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	194
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	600
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,085
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,422
Label	rr_AverageAnnualReturnLabel	Class C Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	0.78%
5 Years	rr_AverageAnnualReturnYear05	(1.43%)
10 Years	rr_AverageAnnualReturnYear10	0.83%
Class A Shares (NERAX), Class C Shares (NERCX), Institutional Class Shares (NERIX) | Neuberger Berman Emerging Markets Debt Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum initial sales charge on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (as a % of the lower of original purchase price or current market value)	rr_MaximumDeferredSalesChargeOverOther	none	[2]
Management fees	rr_ManagementFeesOverAssets	0.70%
Distribution and/or shareholder service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.31%
Total annual operating expenses	rr_ExpensesOverAssets	1.01%
Fee waivers and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.22%
Total annual operating expenses after fee waivers and/or expense reimbursement	rr_NetExpensesOverAssets	0.79%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 81
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	252
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	490
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,173
Annual Return 2015	rr_AnnualReturn2015	(8.33%)
Annual Return 2016	rr_AnnualReturn2016	10.03%
Annual Return 2017	rr_AnnualReturn2017	14.67%
Annual Return 2018	rr_AnnualReturn2018	(6.45%)
Annual Return 2019	rr_AnnualReturn2019	14.22%
Annual Return 2020	rr_AnnualReturn2020	4.68%
Annual Return 2021	rr_AnnualReturn2021	(5.75%)
Annual Return 2022	rr_AnnualReturn2022	(13.42%)
Annual Return 2023	rr_AnnualReturn2023	12.02%
Annual Return 2024	rr_AnnualReturn2024	2.89%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.22%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(16.21%)
Label	rr_AverageAnnualReturnLabel	Institutional Class Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	2.89%
5 Years	rr_AverageAnnualReturnYear05	(0.31%)
10 Years	rr_AverageAnnualReturnYear10	1.98%
Class A Shares (NERAX), Class C Shares (NERCX), Institutional Class Shares (NERIX) | Neuberger Berman Emerging Markets Debt Fund | Institutional Class | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Institutional Class Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	0.63%
5 Years	rr_AverageAnnualReturnYear05	(1.79%)
10 Years	rr_AverageAnnualReturnYear10	0.66%
Class A Shares (NERAX), Class C Shares (NERCX), Institutional Class Shares (NERIX) | Neuberger Berman Emerging Markets Debt Fund | Institutional Class | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Institutional Class Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	2.07%
5 Years	rr_AverageAnnualReturnYear05	(0.54%)
10 Years	rr_AverageAnnualReturnYear10	1.41%

[1]	On July 24, 2024, the Fund began comparing its performance to the J.P. Morgan Emerging Market Blend Hard Currency / Local Currency 50-50 Index in order to satisfy a change in regulatory requirements. A blended benchmark, which is composed of 50% J.P. Morgan Government Bond Index (GBI)—Emerging Markets Global Diversified, 25% J.P. Morgan Emerging Markets Bond Index (EMBI®)—Global Diversified, and 25% J.P. Morgan Corporate Emerging Markets Bond Index (CEMBI)—Diversified Index will be maintained as a secondary index as it shows how the Fund’s performance compares to an index with characteristics that are more representative of the Fund’s investment strategy than the J.P. Morgan Emerging Market Blend Hard Currency / Local Currency 50-50 Index.
[2]	For Class A shares, a contingent deferred sales charge (“CDSC”) of 1.00% applies on certain redemptions made within 18 months following purchases of $1 million or more made without an initial sales charge. For Class C shares, the CDSC is eliminated one year after purchase.
[3]	Neuberger Berman Investment Advisers LLC (“Manager”) has contractually undertaken to waive and/or reimburse certain fees and expenses of Class A, Class C and Institutional Class so that the total annual operating expenses (excluding interest, brokerage commissions, acquired fund fees and expenses, taxes including any expenses relating to tax reclaims, dividend and interest expenses relating to short sales, and extraordinary expenses, if any) (“annual operating expenses”) of each class are limited to 1.15%, 1.90% and 0.78% of average net assets, respectively. Each of these undertakings lasts until 10/31/2028 and may not be terminated during its term without the consent of the Board of Trustees. The Fund has agreed that each of Class A, Class C and Institutional Class will repay the Manager for fees and expenses waived or reimbursed for the class provided that repayment does not cause annual operating expenses to exceed 1.15%, 1.90% and 0.78% of the class' average net assets, respectively. Any such repayment must be made within three years after the year in which the Manager incurred the expense.